Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying CFS are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b) Consolidation

The CFS includes the financial statements of EZGO, its subsidiaries, VIE and VIE’s subsidiaries (for the period prior to September 25, 2025) for which EZGO is the primary beneficiary. Consolidation of subsidiaries begins from the date the Group obtains control of the subsidiaries and ceases when the Group loses control of the subsidiaries. All inter-company transactions, balances and unrealized gains or losses on transitions among the Group and its subsidiaries were eliminated in consolidation.

A non-controlling interest in a subsidiary of the Group is the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity on the Consolidated Balance Sheets and net loss and other comprehensive loss attributable to non-controlling shareholders is presented as a separate component on the Consolidated Statements of Operations and Comprehensive Loss.

(c) Business combination

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers, liabilities incurred by the Group and equity instruments issued by the Group. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the acquisition date amounts of the identifiable net assets of the acquiree is recorded as goodwill. The Group shall classify as an asset a right to the return of previously transferred consideration if specified conditions are met. Where the consideration in an acquisition includes contingent consideration, and the receivable of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date. It is subsequently carried at fair value with changes in fair value reflected in earnings. In the acquisition of Changzhou Sixun, the Sellers (as defined in Note 3) undertakes that if Changzhou Sixun and its subsidiary fail to meet the specific performance indicators as stated in the equity transfer agreement by 100% in each fiscal year 2023 to 2025, the Sellers shall pay the Group for a certain amount based on the uncompleted portion in the respective fiscal year 2023 to 2025. On March 27, 2024, the Sellers entered into a supplemental agreement with the Group, to terminate the term on the compensation for committed financial performance after the Sellers paid the compensation of $694,030 (RMB5,000,000). As of September 30, 2024, the balance of the contingent assets was nil due to the receipt of this payment, and the changes of the fair value of this contingent asset was $265,205 for the year ended September 30, 2024.

(d) Use of estimates

The preparation of CFS in conformity with U.S. GAAP requires the Group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets at the date of the CFS and the reported amounts of revenues and expenses during the reporting period and accompanying notes, including, but not limiting to, allowance for credit losses, non-marketable equity investments and determination of other-than-temporary impairment, inventory provision, goodwill impairment, initial measurement of leases, revenue recognition, fair value of the warrants, share-based compensation arrangements, contingencies, the useful lives of property, plants and equipment, and intangible assets, impairment of investments and long-lived assets, valuation allowance for deferred tax assets, and uncertain tax opinions. Actual results could differ from those estimates.

(e) Discontinued operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or non-profit activity. A disposal of a component of an entity or a group of components of an entity is reported in discontinued operation if the disposal results from strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff). For any component classified as held for sale or disposed of by sale or other than by sale that qualify for presentation as a discontinued operation in the period, the Group has reported the assets and liabilities of the discontinued operation as assets of discontinued operation, and liabilities of discontinued operation in the Consolidated Balance Sheets. The results of discontinued operation were reflected separately in the Consolidated Statements of Operations as a single line item for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operation of the three categories were separately presented in the Consolidated Statements of Cash Flows for all periods presented in accordance with U.S. GAAP.

(f) Fair value measurement

The Group applies Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures which defines fair value (“FV”), establishes a framework for measuring FV and expands financial statement disclosure requirements for FV measurements. ASC Topic 820 defines FV as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	inputs to the valuation methodology include quoted prices for identical or similar assets and liabilities in active markets or in inactive markets, and inputs that are observable for the assets or liabilities, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3	inputs to the valuation methodology are unobservable and significant to the FV.

The carrying amounts of the Group’s financial instruments approximate their FVs because of their short-term nature. The Group’s financial instruments include cash and cash equivalents, short-term investments, accounts receivable, amounts due from related parties, amounts due to related parties, short-term borrowings and accounts payable.

(g) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates and have original maturities of three months or less when purchased.

(h) Restricted cash

Restricted cash is bank deposits with designated use, which cannot be withdrawn without certain approval or notice.

(i) Short-term investments

Short-term investments include fixed deposit receipt, which is classified based on the nature and characteristics. Fixed deposit receipt is measured at amortized cost, which is classified as held-to-maturity debt investments in accordance with ASC topic 310 (“ASC 310”), Receivables.

(j) Credit losses

In accordance with Accounting Standards Update (“ASU”) 2016-13 “Financial Instruments – Credit Losses” (Topic 326), the Group estimates and records an expected lifetime credit loss by using an aging schedule method in combination with current situation adjustment, which replaces the previous incurred loss impairment model. The expected credit loss impairment model requires the entity to recognize its estimate of expected credit losses for affected financial assets using an allowance for credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.

The Group’s accounts receivable, notes receivable, amounts due from related parties and certain receivables which are included in prepaid expenses and other current assets line items in the balance sheets are within the scope of ASC Topic 326. The Group uses an aging schedule method in combination with current situation adjustment, to determine the loss rate of receivable balances and evaluate the expected credit losses on an individual basis. When establishing the loss rate, the Group makes the assessment based on various factors, including aging of receivable balances, historical experience, creditworthiness of debtor, current economic conditions, reasonable and supportable forecasts of future economic, and other factors that may affect the Group’s ability to collect from the debtors. The Group also applies current situation adjustment to provide specific provisions for allowance when facts and circumstances indicate that the receivable is unlikely to be collected.

(k) Accounts receivable

Accounts receivable are stated at the original amount less allowances for credit losses. Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. For the years ended September 30, 2023, 2024 and 2025, the Group recorded allowance for credit losses of $2,907, $101,964 and $172,081 from continuing operations, respectively.

(l) Inventories

Inventories primarily consist of 1) raw materials purchased for components and parts for manufacturing electronic control system; 2) work in progress of distributed photovoltaic engineering in construction and electronic control system; and 3) finished goods including battery packs and electronic control systems, are stated at the lower of cost or net realizable value. Cost of inventory is determined using weighted-average method. Where there is evidence that the value of inventories, in their disposal or in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to net realizable value.

(m) Advances to suppliers

Advances to suppliers refer to advances for the purchase of materials or other service agreements. The Group reviews a supplier’s credit history and background information before advancing a payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Group would provide allowance for such amount in the period when it is considered impaired. For the years ended September 30, 2023, 2024 and 2025, the Group recorded no impairment loss from continuing operations, respectively, against advances to suppliers.

(n) Property, plant and equipment

Property, plant and equipment includes furniture, fixtures and office equipment, vehicles and construction in progress. Construction in progress includes direct costs that are related to the construction of property, equipment, and software, and are incurred in connection with bringing the assets to their intended use. Construction in progress is transferred to specific property, equipment the depreciation of these assets commences when the assets are ready for their intended use. Interest associated with major development and construction projects is capitalized and included in the cost of the project. The capitalization of interest ceases when the project is substantially completed or the development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the capitalization rate to the average amount of accumulated qualifying capital expenditures for assets under construction during the year.

Property, plant and equipment is stated at cost less accumulated depreciation and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated useful life
Furniture, fixtures and equipment	3-5 years
Vehicles	4-10 years

(p) Intangible assets, net

The Group performs valuation of intangible assets arising from business combinations to determine the relative FV to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at FV. Intangible assets with useful lives are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful life
Patents	5 years
Software copyright	5 years

(o) Land use right

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on straight-line basis over the useful life of land use right. In January 2023, Jiangsu New Energy acquired the land use right from local government for the purpose of building manufacturing plants in Changzhou, Jiangsu Province. The land use right has a term of 50 years and expires on January 5, 2073. For the years ended September 30, 2023, 2024 and 2025, amortization expenses were $25,936, $33,856 and $33,817, respectively.

(p) Goodwill

Goodwill is the excess of the purchase price over FV of the identifiable assets and liabilities acquired in a business combination.

Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of September 30 of each year and in between annual tests when an event occurs or circumstances change that could indicate the asset might be impaired. The Group first has the option to assess qualitative factors to determine whether it is more likely than not that the FV of a reporting unit is less than it’s carrying amount.

If the Group decides, as a result of its qualitative assessment, that it is more likely than not that the FV of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the FV of each reporting unit with its carrying amount, including goodwill. A goodwill impairment charge will be recorded for the amount by which a reporting unit’s carrying value exceeds its FV, but not to exceed the carrying amount of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units and determining the FV of each reporting unit. The judgment in estimating the FV of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of FV for each reporting unit. The Group recognized $1,792,392, $1,362,441 and $1,732,454 impairment loss of goodwill from the acquisition of Changzhou Sixun for the years ended September 30, 2023, 2024 and 2025, which was recognized in the Consolidated Statements of Operations. As of September 30, 2024 and 2025, the carrying amount of goodwill was $1,780,569 and nil, respectively.

(q) Impairment of long-lived assets

In accordance with ASC Topic 360, the Group reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Group recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its carrying amount. The Group did not record any impairment charge for the years ended September 30, 2023,2024. For the year ended September 30, 2025, the Group recorded impairment losses of intangible assets of $1,401,416. The impairment was primarily attributable to the deterioration in the operating performance of the electronic control system segment, which indicated that the carrying amount of the related intangible asset may not be recoverable. The impairment assessment was performed in accordance with ASC 360, and the impairment loss was measured as the excess of the carrying amount over the estimated fair value of the intangible asset.

(r) Long term investments

Long-term investments are the Group’s equity investments in privately held companies accounted for equity method, and equity investments without readily determinable FVs.

(1) Equity investments accounted for using the equity method

Equity investments are comprised of investments in privately held companies. In accordance with ASC 323, Investments-Equity Method and Joint Ventures, the Group uses the equity method to account for an equity investment over which it has the ability to exercise significant influence but does not otherwise have control. The Group records equity method investments at the cost of acquisition, plus the Group’s share in undistributed earnings and losses since acquisition. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

The Group has historically provided financial support to certain equity investees in the form of loans. If the Group’s share of the undistributed losses exceeds the carving amount of an investment accounted for by the equity method, the Group continues to report losses up to the investment carrying amount, including any loans balance due from the equity investees.

The Group assess its equity investment and loans to equity investees for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, cash bur rate, and other company-specific information including recent financing rounds.

Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and the determination of whether any identified impairment is other-than-temporary. If any impairment is considered other-than-temporary, the Group will write down the asset to its fair value and take the corresponding charge to the Consolidated Statements of Operations.

(2) Equity investment without readily determinable FVs

In accordance with ASC 321, Investments - Equity Securities, equity investment without readily determinable FVs refers to the investment over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of ASU 2016-01 (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at purchase cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the Consolidated Statements of Operations. The Group makes an assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and FV in the Consolidated Statements of Operations.

(s) Value-added tax (“VAT”)

EZGO’s PRC subsidiaries are subject to value-added tax for providing services and sales of products. Revenue from providing services and sales of products is generally subject to VAT at applicable tax rates, and subsequently paid to PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accrued expenses and other payables. The Group reports revenue net of PRC’s VAT for all the periods presented in the Consolidated Statements of Operations.

(t) Lease

The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Group recognizes operating lease expenses for lease payments on a straight-line basis over the lease term. The Group’s lease agreements do not contain any material residual value guarantees or restricted covenants.

Operating lease right-of-use assets

The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Operating lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. The Group’s lease payments included in the measurement of the lease liability only comprises fixed lease payments. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments.

As of September 30, 2024 and 2025, the Group’s operating leases related to continuing operations recognized under ASC 842 included right-of-use assets of nil and $1,405, recorded in other non-current assets, and lease liabilities of nil and $2,809, recorded in other payables, which are expected to be fully settled within one year. The lease liabilities were measured using a weighted average discount rate of 3.81%, nil and 3.23%, and lease payments of $7,713, nil and $80 were made during the years ended September 30, 2023, 2024 and 2025, respectively.

(u) Revenue recognition

The Group recognizes revenues in accordance with ASC 606, “Revenue from Contracts with Customers” (“ASC 606”). The Group’s revenues are mainly generated from 1) sales of products, 2) maintenance services and 3) other services.

The core principle of ASC Topic 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customers

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the Group satisfies a performance obligation

Revenue recognition policies are discussed as follows:

Revenue from sales of products

The Group sells products to different customers, primarily battery cells and packs, e-bicycles (see Note 16 Discontinued Operation), electronic control systems and second-hand machinery. The Group identifies one performance obligation in providing the products for a fixed consideration as stated in the sales contract. The Group presents the revenue generated from its sales of products on a gross basis as the Group acts as the principal. The revenue is recognized when the Group satisfies the performance obligation by transferring the promised product to the customers upon acceptance by customers.

The Group generally provides different warrant periods for different products: a six-month warranty period for battery packs, and a one-year warranty period for electronic control systems. The customers are required to perform product quality check upon acceptance of delivery and the warranty covers only production defects. Customers do not have the option to purchase a warranty separately, nor does a warranty provide services other than a warranty. Therefore, warranty costs are considered as accrued performance costs rather than performance obligations. As of September 30, 2024 and 2025, there is no warranty claim by customer and the Group did not accounted provision for warranty cost related to product quality issues in the consolidated balance sheets as the Group believes that the likelihood of warranty claims is remote or immaterial, based on historical experience, the nature of the products, and other relevant factors.

Revenue from maintenance services

The Group provides comprehensive machine maintenance services, usually through a separate contract specified for the provision of maintenance services. In accordance with the detailed requirements in the contract, the Group implements a targeted maintenance strategy for machines in need of repair. The Group identifies one performance obligation in providing maintenance service for a fixed consideration as stated in the sales contract. The Group presents the revenue generated from its sales of products on a gross basis as the Group acts as the principal. The revenue is recognized when the Group satisfies the performance obligation by completion of maintenance service upon acceptance by customers.

Revenue from other services

The Group also provides other services, mainly including photovoltaic engineering contracting. The Group identifies one performance obligation in the provision of services in the contract, and recognizes revenue when the Group satisfies the performance obligation upon acceptance by customers. For photovoltaic engineering contracting, the Group does not directly engage in the construction but rather serves as an intermediatory to connect the party awarding the contract with suitable contractors. Therefore, the Group presents the revenue from photovoltaic engineering contracting on a net basis as the Group acts as an agent.

The following table identifies the disaggregation of the Group’s revenues from continuing operations for the years ended September 30, 2023, 2024 and 2025, respectively:

	Year Ended September 30,
	2023	2024	2025
Battery cells and packs segment	$8,001,323	$16,318,839	$18,781,695
Sales of products	8,001,323	16,318,839	18,781,695
Electronic control system	834,148	1,401,783	1,069,278
Sales of products	834,148	1,401,783	1,069,278
Others	327,630	501,538	635,094
Sales of products	-	97,495	53,408
Maintenance services	184,029	395,246	581,686
Other services	143,601	8,797	-
Net revenues	$9,163,101	$18,222,160	$20,486,067

Contract balance

Contract liabilities primarily consist of advances from customers.

Advances from customers amounted to $143,723 and $160,687 as of September 30, 2024 and 2025, respectively. Revenue included in the beginning balance of advances from customers and recognized during the years ended September 30, 2023, 2024 and 2025 amounted to $147,807, $206,516 and $76,296, respectively.

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable is revenue recognized for amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. The Group has no contract assets as of September 30, 2024 and 2025.

The Group applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Group has no material incremental costs of obtaining contracts with customers and the Group expects the benefit of those costs to be longer than one year.

(v) Cost of revenue

Cost of revenue consists primarily of cost of products, labor cost, depreciation, material cost, and other overhead expenses.

(w) Selling and marketing expenses

Selling and marketing expenses mainly consist of (i) salaries expenses for sales personnel, (ii) rental fees related to selling and marketing activities, (iii) travel expenses related to selling and marketing activities, (iv) advertisement and business promotion expenses and (v) other miscellaneous selling expenses. Advertisement and business promotion expenses mainly represent the advertising and sponsorship expenses incurred to promote the Group’s brand image and awareness and are recognized as incurred. For the years ended September 30, 2023, 2024 and 2025, advertisement and business promotion expenses were $77,361, $5,751 and $42, respectively.

(x) General and administrative expenses

General and administrative expenses mainly consist of (i) salaries and welfares for general and administrative personnel, (ii) professional service fees, (iii) share-based compensation, (iv) insurance fees, (v) credit losses expenses, (vi) depreciation related to general and administrative departments and (vii) other corporate expenses.

(y) Research and development expenses

Research and development expenses consist primarily of (i) salaries and welfare for research and development personnel, (ii) depreciation and amortization related to research and development departments, (iii) material consumption expenses, (iv) outsourcing development expenses, and (v) other miscellaneous research and development expenses. Research and development expenses that do not qualify to be capitalized are expensed as incurred.

The Group recognizes internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/ operation stages. The Group has not capitalized any costs related to internal use software for the years ended September 30, 2023, 2024 and 2025, respectively.

(z) Share-based compensation

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for all of its share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s grants of share-based awards were classified as equity awards and are recognized in the financial statements based on their grant date FVs.

The Group elected to recognize compensation expense using the straight-line method for all awards granted with graded vesting based on service conditions. The Group also elected to account for forfeitures as they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited.

(aa) Income taxes

The Group accounts for income taxes using the asset/liability method prescribed by ASC 740 Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group’s operating subsidiaries in the PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000 ($14,250). In the case of transfer pricing issues, the statute of limitations is 10 years. There is no statute of limitations for tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expenses in the period incurred.

(ab) Deferred taxes

Current income taxes are provided in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. Income taxes are accounted for under the asset and liability method. Deferred taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized as income in the period of change. A valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that such deferred tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred tax assets and liabilities.

(ac) Warrants

The Group account for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC Topic 480 Distinguishing Liabilities from Equity (“ASC 480”) and ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Group’s common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. The Group has analyzed its warrants and determined they are freestanding instruments that do not meet the definition of a liability under ASC 480 and satisfy the requirements for equity classification under ASC 815.

(ad) Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiaries which is not attributable. directly or indirectly to the Group as the controlling shareholder. Non-controlling interests are presented as a separate component of equity in the Consolidated Balance Sheets. Consolidated net (loss) income on the Consolidated Statements of Operations includes the net income attributable to non-controlling interests. The accumulative net income attributable to non-controlling interests are recorded as non-controlling interests in the Consolidated Balance Sheets.

(ae) Foreign currency translation

The reporting currency of the Group is the U.S. dollar (“USD” or “$”). The functional currency of subsidiaries located in PRC is the Chinese Renminbi (“RMB”), the functional currency of subsidiaries located in HK is the U.S. dollar. For the entities whose functional currency is the RMB, result of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and except for receivables from a shareholder, other equity items are translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive losses in the Consolidated Statements of Operations and Comprehensive Loss.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheets date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

The Consolidated Balance Sheets amounts, with the exception of equity, as of September 30, 2024 and 2025 were translated at RMB7.0176 to $1.00 and at RMB7.1190 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Cash Flows for the fiscal years ended September 30, 2023, 2024 and 2025 were RMB7.0533 to $1.00, RMB7.2043 to $1.00 and RMB7.2125 to $1.00, respectively.

(af) Segment reporting

During the year ended September 30, 2025, the Group adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The adoption did not change the Group’s operating segment determination and did not have a material impact on the consolidated financial statements.

The Group organized its operations into three operating segments. The segments reflect the way the Group evaluates its business performance and manages its operations by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performances of the Group.

The Group determined it has three operating segments: (1) sales of battery cells and packs, (2) sales of electronic control system and intelligent robot and (3) others, which mainly included the sales of second-hand machinery, the provision of maintenance services and photovoltaic engineering contracting. The Group’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies.

As the Group’s long-lived assets are substantially all located in the PRC and the vast majority of the Group’s revenue and expenses are derived from within the PRC, no geographical segments are presented.

(ag) Net loss per ordinary share

Basic loss per ordinary share is computed by dividing the net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potentially dilutive shares are excluded from the computation if their effect is antidilutive.

(ah) Comprehensive loss

Comprehensive loss is comprised of the Group’s net loss and other comprehensive (loss) income. The components of the other comprehensive (loss) income consist of foreign currency translation adjustments.

(ai) Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(aj) Recent accounting standards

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In March 2024, the FASB issued ASU No. 2024-02, Codification Improvements-Amendments to Remove References to the Concepts Statements (“ASU 2024-02”). The amendments in this Update affect a variety of Topics in the Codification. The amendments apply to all reporting entities within the scope of the affected accounting guidance. This update contains amendments to the Codification that remove references to various Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior statements to provide guidance in certain topical areas. ASU 2024-02 is effective for public business entities for fiscal years beginning after December 15, 2024. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2025. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”) which requires detailed disclosures in the notes to financial statements disaggregating specific expense categories and certain other disclosures to provide enhanced transparency into the nature and function of expenses. The FASB further clarified the effective date in January 2025 with the issuance of ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The requirements should be applied on a prospective basis while retrospective application is permitted. The Group does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In March 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2025-02 “Liabilities (405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122” (“ASU 2025-02”), which amends the Accounting Standards Codification to remove the text of SEC Staff Accounting Bulletin (“SAB”) 121 “Accounting for Obligations to Safeguard Crypto- Assets an Entity Holds for its Platform Users” as it has been rescinded by the issuance of SAB 122. ASU 2025-02 is effective immediately and is not expected to have an impact on the Group’s financial statements.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets,” which provides guidance for entities that apply the practical expedient and accounting policy election, if applicable, when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606, including those assets acquired in a business combination accounted for under Topic 805. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of the adoption of this guidance.

In September 2025, the FASB issued ASU 2025-06, Intangibles -Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). The amendments modernize the recognition and disclosure framework for internal-use software costs, removing the previous “development stage” model and introducing a more judgment-based approach. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027 and for interim reporting periods beginning in that fiscal year. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07, expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact that this update will have on the consolidated financial statements.

Other accounting standards updates issued by FASB that do not require adoption until a future date are not expected to have a material impact on the CFS upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its CFS.